PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 2 - PROPERTY AND EQUIPMENT

Composition of assets, grouped by major classification, is as follows:

	December 31
	2012	2013
	In thousands
Cost:
Computers, software and equipment	$5,797	$5,843
Office furniture and equipment	179	179
Leasehold improvements	346	346
	6,322	6,368
Less - accumulated depreciation and amortization	5,471	5,919
	$851	$449

Depreciation and amortization expenses totaled $526,000, $509,000 and $448,000 in the years ended December 31, 2011, 2012 and 2013 respectively.